Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ (8,330)	$ (8,214)	$ (5,243)
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation	5,320	5,500	5,567
Amortization of special survey costs	240	133	73
Amortization and write-off of financing costs	258	386	153
Vessel impairment charge		2,282
Gain from debt extinguishment		(4,306)
Loss from financial derivative instrument	27	19
Loss on vessel held-for-sale	2,756
Stock compensation			355
Bad debt provisions	26	13	231
Issuance of common stock under the promissory note	113
Changes in assets and liabilities:
Inventories	306	209	157
Trade accounts receivable, net	1,316	(1,895)	747
Prepayments and other assets	(210)	227	62
Special surveys cost	(435)	(588)
Trade accounts payable	(274)	2,499	(858)
Due to related parties	3,447	1,277	2,672
Hire collected in advance	993	422	(415)
Accrued and other liabilities	108	(167)	176
Net cash provided by / (used in) operating activities	5,661	(2,203)	3,677
Cash flows from investing activities:
Advances for ballast water treatment system	(47)
Ballast water treatment system installation	(470)	(99)
Net cash used in investing activities	(517)	(99)
Cash flows from financing activities:
Proceeds from long-term debt		44,500
Repayment of long-term debt	(4,503)	(43,640)	(6,963)
Gross proceeds from issuance of common stock	354	315	4,800
Common stock offerings costs	(23)	(407)	(414)
Payment for financial derivative instrument		(47)
Payment of financing costs		(908)	(190)
Net cash used in financing activities	(4,172)	(187)	(2,767)
Net increase / (decrease) in cash and cash equivalents and restricted cash	972	(2,489)	910
Cash and cash equivalents and restricted cash at the beginning of the year	4,204	6,693	5,783
Cash and cash equivalents and restricted cash at end of the year	5,176	4,204	6,693
SUPPLEMENTAL INFORMATION:
Cash paid for interest	5,163	4,283	2,549
Non-cash financing activities - increase in promissory note			2,500
Non-cash financing activities - issuance of common stock under the promissory note	113
Unpaid portion of ballast water treatment system installation	56
Unpaid portion for Common stock offering costs	$ 57